EATON VANCE SMALL-CAP GROWTH FUND EATON VANCE SPECIAL EQUITIES FUND Supplement to Statement of Additional Information dated May 2, 2005

1. The following replace the tables relating to "Small-Cap Growth Portfolio" and "Special Equities Portfolio" under "Portfolio Managers" in "Investment Advisory and Administrative Services":

*In millions of dollars. **As of August 31, 2005.

2. The following replaces the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment Advisory and Administrative Services":

*As of August 31, 2005.

October 7, 2005